MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Non-depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 1,061,124
Ending mining interests	998,835	$ 1,061,124
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	228,304	242,881
Exploration and evaluation expenditures	32,158	43,919
Change in decommissioning liabilities	(15)	(153)
Impairment	(17,388)	(2,132)
Reversal of impairment		1,044
Metalla royalty		(15,485)
Disposal of La Joya	(196)
Transfer to assets held-for-sale		(9,169)
Transfer to depletable properties	(30,344)	(32,601)
Ending mining interests	212,519	228,304
Non-depletable properties [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	38,831	29,186
Exploration and evaluation expenditures	12,291	9,645
Change in decommissioning liabilities	0	0
Impairment	0	0
Reversal of impairment		0
Metalla royalty		0
Disposal of La Joya	0
Transfer to assets held-for-sale		0
Transfer to depletable properties	(26,426)	0
Ending mining interests	24,696	38,831
Non-depletable properties [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	41,731	31,067
Exploration and evaluation expenditures	10,649	10,664
Change in decommissioning liabilities	0	0
Impairment	0	0
Reversal of impairment		0
Metalla royalty		0
Disposal of La Joya	0
Transfer to assets held-for-sale		0
Transfer to depletable properties	(1,897)	0
Ending mining interests	50,483	41,731
Non-depletable properties [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	4,935	4,640
Exploration and evaluation expenditures	1,547	2,393
Change in decommissioning liabilities	0	0
Impairment	0	0
Reversal of impairment		0
Metalla royalty		0
Disposal of La Joya	0
Transfer to assets held-for-sale		0
Transfer to depletable properties	(2,021)	(2,098)
Ending mining interests	4,461	4,935
Non-depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	93,680	104,431
Exploration and evaluation expenditures	6,353	19,752
Change in decommissioning liabilities	0	0
Impairment	(17,388)	0
Reversal of impairment		0
Metalla royalty		0
Disposal of La Joya	0
Transfer to assets held-for-sale		0
Transfer to depletable properties	0	(30,503)
Ending mining interests	82,645	93,680
Non-depletable properties [Member] | Non Producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	13,781	38,752
Exploration and evaluation expenditures	623	771
Change in decommissioning liabilities	0	0
Impairment	0	(2,132)
Reversal of impairment		1,044
Metalla royalty		(15,485)
Disposal of La Joya	0
Transfer to assets held-for-sale		(9,169)
Transfer to depletable properties	0	0
Ending mining interests	14,404	13,781
Non-depletable properties [Member] | Exploration Projects [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	23,489	22,948
Exploration and evaluation expenditures	695	694
Change in decommissioning liabilities	(15)	(153)
Impairment	0	0
Reversal of impairment		0
Metalla royalty		0
Disposal of La Joya	(196)
Transfer to assets held-for-sale		0
Transfer to depletable properties	0	0
Ending mining interests	23,973	23,489
Non-depletable properties [Member] | Springpole Stream [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	11,856	11,856
Exploration and evaluation expenditures	0	0
Change in decommissioning liabilities	0	0
Impairment		0
Reversal of impairment		0
Metalla royalty		0
Disposal of La Joya	0
Transfer to assets held-for-sale		0
Transfer to depletable properties	0	0
Ending mining interests	$ 11,856	$ 11,856